Pension and other post-retirement benefits (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
2026 [Member]
Disclosure of fair value of plan [line items]
Contributions and fees payable	$ 1,911,954
Domestic Defined benefit plans [Member]
Disclosure of fair value of plan [line items]
Weighted average length of time of defined benefit obligation	19 years 6 months	18 years 4 months 24 days
Domestic Defined benefit plans [Member] | Increase of one year in the expected lifetime [Member]
Disclosure of fair value of plan [line items]
Change in defined benefit obligations due to increase in actuarial assumption	$ 462,000
Other Benefit Plans [Member]
Disclosure of fair value of plan [line items]
Weighted average length of time of defined benefit obligation	10 years 7 months 6 days	10 years 7 months 6 days